Software, net	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Software, net

8. Software, net

			March 31,
	Estimated Useful Life (in years)	2017 (INR)	2018 (INR)	2018 (US$)
Software licenses and related implementation costs	3 Years	38,839	75,053	1,152
Less: Accumulated amortization		23,567	35,251	541

Total		15,272	39,802	611

Aggregate amortization expense for software was INR 8,083, INR 10,536 and INR 11,684 (US$ 179) for the years ended March 31, 2016, 2017 and 2018, respectively.

Estimated amortization expense for the years ending March 31, 2019, 2020, and 2021 is INR 16,642, INR 14,633 and INR 8,527, respectively.